SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL
Schedule of common shares

	2013		2012		2011
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of common shares in millions)
Balance at beginning of year	805	4,732	781	3,969	770	3,683
Common Shares issued[1]	13	582	10	388	-	-
Dividend Reinvestment and Share
Purchase Plan (DRIP)	8	361	8	297	7	229
Shares issued on exercise of stock options	5	69	6	78	4	57
Balance at end of year	831	5,744	805	4,732	781	3,969

1   Gross proceeds - $600 million (2012 - $400 million); net issuance costs - $18 million(2012 - $12 million).

Schedule of preference shares

	2013		2012		2011
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125	5	125
Preference Shares, Series B	20	500	20	500	20	500
Preference Shares, Series D	18	450	18	450	18	450
Preference Shares, Series F	20	500	20	500	-	-
Preference Shares, Series H	14	350	14	350	-	-
Preference Shares, Series J	8	199	8	199	-	-
Preference Shares, Series L	16	411	16	411	-	-
Preference Shares, Series N	18	450	18	450	-	-
Preference Shares, Series P	16	400	16	400	-	-
Preference Shares, Series R	16	400	16	400	-	-
Preference Shares, Series 1	16	411	-	-	-	-
Preference Shares, Series 3	24	600	-	-	-	-
Preference Shares, Series 5	8	206	-	-	-	-
Preference Shares, Series 7	10	250	-	-	-	-
Issuance costs		(111)		(78)		(19)
Balance at end of year		5,141		3,707		1,056

Schedule of characteristics of preference shares

	Initial Yield	Dividend[1]	Per Share Base Redemption Value[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$1.375	$25	-	-
Preference Shares, Series B	4.0%	$1.000	$25	June 1, 2017	Series C
Preference Shares, Series D	4.0%	$1.000	$25	March 1, 2018	Series E
Preference Shares, Series F	4.0%	$1.000	$25	June 1, 2018	Series G
Preference Shares, Series H	4.0%	$1.000	$25	September 1, 2018	Series I
Preference Shares, Series J	4.0%	US$1.000	US$25	June 1, 2017	Series K
Preference Shares, Series L	4.0%	US$1.000	US$25	September 1, 2017	Series M
Preference Shares, Series N	4.0%	$1.000	$25	December 1, 2018	Series O
Preference Shares, Series P	4.0%	$1.000	$25	March 1, 2019	Series Q
Preference Shares, Series R	4.0%	$1.000	$25	June 1, 2019	Series S
Preference Shares, Series 1	4.0%	US$1.000	US$25	June 1, 2018	Series 2
Preference Shares, Series 3	4.0%	$1.000	$25	September 1, 2019	Series 4
Preference Shares, Series 5	4.4%	US$1.100	US$25	March 1, 2019	Series 6
Preference Shares, Series 7[5]	4.4%	$1.100	$25	March 1, 2019	Series 8

1            The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.

2            Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3            The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on the Conversion Option Date and every fifth anniversary thereafter.

4            Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4) or 2.6% (Series 8)); or US$25 x (number of days in quarter/365) x (three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6)).

5            A cash dividend of $0.2381 per share will be payable on March 1, 2014 to Series 7 preference shareholders. The regular quarterly dividend of $0.275 per share will begin in the second quarter of 2014.

Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share

December 31,	2013	2012	2011
(number of common shares in millions)
Weighted average shares outstanding	806	772	751
Effect of dilutive options	11	13	10
Diluted weighted average shares outstanding	817	785	761